Provisions for expected credit losses - Sensitivity (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020
Provisions for expected credit losses
Percentage of gross exposure from loans and credit commitments stage 1 reflected in stage 2	1.00%
Staging sensitivity, increase in provision for ECL	$ 244	$ 296
Upside scenario
Provisions for expected credit losses
Percentage of weight assigned to scenario	5.00%	5.00%	5.00%
Base case scenario
Provisions for expected credit losses
Percentage of weight assigned to scenario	55.00%	55.00%	55.00%
Downside scenario
Provisions for expected credit losses
Percentage of weight assigned to scenario	40.00%	40.00%	40.00%
Provision for ECL | Reported probability-weighted ECL
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	$ 5,482	$ 6,132	$ 5,766
Provision for ECL | 100% base case ECL
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	3,902	4,750	4,476
Provision for ECL | 100% downside ECL
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	$ 7,865	$ 8,315	$ 7,902